Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill by Reportable Operating Segment
Schedule of Goodwill

€ millions
Historical cost
1/1/2021	27,636
Foreign currency exchange differences	1,838
Additions from business combinations	1,736
Retirements/disposals	-20
12/31/2021	31,190
Foreign currency exchange differences	1,526
Additions from business combinations	589
Retirements/disposals	-95
12/31/2022	33,210

Accumulated amortization
1/1/2021	99
Foreign currency exchange differences	3
12/31/2021	102
Foreign currency exchange differences	2
12/31/2022	104

Carrying amount
12/31/2021	31,088
12/31/2022	33,106

Schedule of Goodwill by Operating Segment

€ millions	Applications,	Qualtrics	Emarsys	SAP Signavio[1]	Taulia	Business Network	Sustainability	Total
	Technology & Services
12/31/2021	26,441	3,844	395	408	NA	NA	NA	31,088
12/31/2022	26,812	4,083	395	410	322	1,052	32	33,106

[1] Previously known as “Business Process Intelligence”

Summary of goodwill impairment testing key assumptions and detailed planning period

Percent, unless	Applications,		Emarsys		SAP Signavio[2]		Taulia		Business Network		Sustainability
otherwise stated	Technology & Services
	2022	2021[3]	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Budgeted revenue growth (average of the budgeted period)	11.4	8.4	13.9	15.3	20.7	31.7	24.8	NA	14.0	NA	34.6	NA
After-tax discount rate	11.1	8.8	11.7	10.0	11.7	11.5	11.3	NA	11.9	NA	10.9	NA
Terminal growth rate	3.0	3.0	3.0	3.0	3.0	3.0	3.0	NA	3.0	NA	3.0	NA
Detailed planning period (in years)	5	5	12	12	14	14	13	NA	10	NA	12	NA

[1]   As we are using Level 1 inputs for Qualtrics in 2022 (similar to 2021), no information on assumptions and the detailed planning period is presented.

[2]   Previously known as “Business Process Intelligence”

[3] The 2021 figures relate to the Applications, Technology & Support segment without the reallocation of the Services segment.

SAP Business Network
Goodwill by Reportable Operating Segment
Summary of goodwill impairment testing sensitivity to change in assumptions

Business Network
2022
Budgeted revenue growth (change in pp)	-2.8
Target operating margin at the end of the budgeted period (change in pp)	-19

Qualtrics
Goodwill by Reportable Operating Segment
Summary of goodwill impairment testing sensitivity to change in assumptions

	Qualtrics
	2022	2021
Share price (change in %)	-15	-76

Emarsys
Goodwill by Reportable Operating Segment
Summary of goodwill impairment testing sensitivity to change in assumptions

		Emarsys
	2022	2021
Budgeted revenue growth (change in pp)	-2.0	-1.7
Target operating margin at the end of the budgeted period (change in pp)	-16	-14

SAP Signavio
Goodwill by Reportable Operating Segment
Summary of goodwill impairment testing sensitivity to change in assumptions

	SAP Signavio
	2022	2021
Budgeted revenue growth (change in pp)	-1.9	-2.5
Target operating margin at the end of the budgeted period (change in pp)	-18	-20

Taulia
Goodwill by Reportable Operating Segment
Summary of goodwill impairment testing sensitivity to change in assumptions

Taulia
2022
Budgeted revenue growth (change in pp)	-1.1
Target operating margin at the end of the budgeted period (change in pp)	-11
After-tax discount rate	3.4

Sustainability
Goodwill by Reportable Operating Segment
Summary of goodwill impairment testing sensitivity to change in assumptions

Sustainability
2022
Budgeted revenue growth (change in pp)	-1.4
Target operating margin at the end of the budgeted period (change in pp)	-13
After-tax discount rate	3.9